Financial Assets and financial liabilities - Summary of Financial Instruments by Category (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	$ 546	$ 4,372	$ 9,049
Current financial assets	6,849	17,512	150,495
Lease liabilities	17,498	9,372
Non-current financial liabilities	367,419	415,747	319,122
Lease liabilities	6,183	7,395
Current financial liabilities	315,029	167,981	94,686
Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	8,550	12,254	9,049
Current financial assets	200,960	321,436	121,703
Lease liabilities	17,498	9,372
Non-current financial liabilities	367,057	398,887	295,422
Lease liabilities	6,183	7,395
Current financial liabilities	315,029	167,981	94,686
Financial assets/liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	0
Current financial assets	32,096	8,783	28,792
Lease liabilities	0	0
Non-current financial liabilities	362	16,860	23,700
Current financial liabilities	0	0	0
Accounts Payable And Accrued Liabilities And Others [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		419	1,007
Current financial liabilities	118,619	98,269	84,334
Accounts Payable And Accrued Liabilities And Others [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		419	1,007
Current financial liabilities	118,619	98,269	84,334
Warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	362	16,860	23,700
Warrants [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0	0
Warrants [Member] | Financial assets/liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	362	16,860	23,700
Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	349,559	389,096	294,415
Current financial liabilities	190,227	62,317	10,352
Borrowings [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	349,559	389,096	294,415
Current financial liabilities	190,227	62,317	10,352
American Government Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	8,004	7,882
American Government Bonds [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	8,004	7,882
American Government Bonds [Member] | Financial assets/liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	0
Trade and other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	546	4,372	9,049
Current financial assets	30,109	70,191	69,587
Trade and other receivables [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	546	4,372	9,049
Current financial assets	30,109	70,191	69,587
Cash banks and short term investments [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	202,947	260,028	80,908
Cash banks and short term investments [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	170,851	251,245	52,116
Cash banks and short term investments [member] | Financial assets/liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	$ 32,096	$ 8,783	$ 28,792